FAIR VALUE MEASUREMENTS (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Mortgage and other loans receivable	$ 19,489	$ 20,237
Short-term investments	22,572	43,738
Cash	1,474	1,558	4,400	8,642
Liabilities:
Long-term debt (including FRBNY Credit Facility)	73,400
Carrying Value
Assets:
Mortgage and other loans receivable	19,382	20,094
Other invested assets	4,701	4,405
Short-term investments	16,659	19,878
Cash	1,474	1,558
Liabilities:
Policyholder contract deposits associated with investment-type contracts	106,950	102,585
Long-term debt (including FRBNY Credit Facility)	64,487	94,318
Total Fair Value
Assets:
Mortgage and other loans receivable	20,494	20,285
Other invested assets	3,390	3,644
Short-term investments	16,657	19,878
Cash	1,474	1,558
Liabilities:
Policyholder contract deposits associated with investment-type contracts	122,125	112,710
Long-term debt (including FRBNY Credit Facility)	$ 61,295	$ 93,745